Statement of Changes in Stockholder's Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated [Member]	Total
Balance at Jun. 30, 2016	$ 2,000		$ (1,210)	$ 790
Balance, shares at Jun. 30, 2016	2,000,000
Shares issued for cash	$ 735	21,267		22,002
Shares issued for cash, shares	734,900
Net loss from continuing operations
Net loss from discontinued operations			(25,860)	(25,860)
Balance at Jun. 30, 2017	$ 2,735	21,267	(27,070)	(3,068)
Balance, shares at Jun. 30, 2017	2,734,900
Capital contribution from change in Control Transaction-net liabilities		16,467		16,467
Net loss from continuing operations			(2,500)	(2,500)
Net loss from discontinued operations			(13,399)	(13,399)
Balance at Dec. 31, 2017	$ 2,735	37,734	(42,969)	(2,500)
Balance, shares at Dec. 31, 2017	2,734,900
Balance at Jun. 30, 2017	$ 2,735	21,267	(27,070)	(3,068)
Balance, shares at Jun. 30, 2017	2,734,900
Net loss from continuing operations				(21,443)
Net loss from discontinued operations				(13,399)
Balance at Jun. 30, 2018	$ 2,735	37,734	(61,912)	(21,443)
Balance, shares at Jun. 30, 2018	2,734,900
Balance at Dec. 31, 2017	$ 2,735	37,734	(42,969)	(2,500)
Balance, shares at Dec. 31, 2017	2,734,900
Net loss from continuing operations			(18,943)	(18,943)
Balance at Jun. 30, 2018	$ 2,735	37,734	(61,912)	(21,443)
Balance, shares at Jun. 30, 2018	2,734,900
Net loss from continuing operations			(49,423)	(49,423)
Net loss from discontinued operations
Balance at Dec. 31, 2018	$ 2,735	$ 37,734	$ (111,335)	$ (70,866)
Balance, shares at Dec. 31, 2018	2,734,900